Income Tax	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
Income Tax

18. Income Tax

(1)
Deferred Tax

The major movements of deferred tax assets and liabilities are as follows:

For the year ended March 31, 2025

				(In millions of yen)
	Balance as of April 1, 2024	Amounts recorded under profit or loss	Amounts recognized under other comprehensive loss	Other	Balance as of March 31, 2025
Deferred tax assets
Operating loss carryforwards	4,846	(2,052)	—	—	2,794
Loss allowance	15,378	6,191	—	—	21,569
Impairment	2,184	(819)	—	—	1,365
Assets revaluation of acquired business	9,258	(2,647)	—	—	6,611
Lease liabilities	2,456	2,789	—	—	5,245
Accrued liabilities	1,000	(567)	—	—	433
Deposits	65	12,668	—	—	12,733
Securities	1,098	184	1,501	—	2,783
Asset retirement obligation	564	494	—	—	1,058
Loans and advances to customers	1,872	1,004	—	—	2,876
Other	1,495	822	—	10	2,327
Subtotal	40,216	18,067	1,501	10	59,794
Deferred tax liabilities
Capitalized card acquisition cost	1,359	(492)	—	—	867
Right-of-use assets	2,841	1,961	—	—	4,802
Lease receivables	—	1,422	—	—	1,422
Accounts receivable	540	1,472	—	—	2,012
Other	1,313	(570)	—	933	1,676
Subtotal	6,053	3,793	—	933	10,779
Deferred tax, net	34,163	14,274	1,501	(923)	49,015

The amounts of deferred tax assets and deferred tax liabilities on the Consolidated Statements of Financial Position are as follows:

(In millions of yen)
March 31, 2025
Deferred tax assets	49,392
Deferred tax liabilities	377
Deferred tax, net	49,015

For the year ended March 31, 2026

				(In millions of yen)
	Balance as of April 1, 2025	Amounts recorded under profit or loss	Amounts recognized under other comprehensive loss	Other	Balance as of March 31, 2026
Deferred tax assets
Operating loss carryforwards	2,794	29,196	—	—	31,990
Loss allowance	21,569	(325)	—	—	21,244
Impairment	1,365	(488)	—	—	877
Assets revaluation of acquired business	6,611	(2,752)	—	—	3,859
Lease liabilities	5,245	(2,430)	—	—	2,815
Accrued liabilities	433	2,624	—	0	3,057
Deposits	12,733	19,593	—	—	32,326
Securities	2,783	—	1,751	—	4,534
Asset retirement obligation	1,058	(39)	—	—	1,019
Loans and advances to customers	2,876	1,432	—	—	4,308
PayPay Trademark	—	5,142	—	—	5,142
Other	2,327	1,749	—	(53)	4,023
Subtotal	59,794	53,702	1,751	(53)	115,194
Deferred tax liabilities
Capitalized card acquisition cost	867	(453)	—	—	414
Right-of-use assets	4,802	(919)	—	—	3,883
Lease receivables	1,422	(1,422)	—	—	—
Accounts receivable	2,012	194	—	—	2,206
Other	1,676	(54)	—	—	1,622
Subtotal	10,779	(2,654)	—	—	8,125
Deferred tax, net	49,015	56,356	1,751	(53)	107,069

The amounts of deferred tax assets and deferred tax liabilities on the Consolidated Statements of Financial Position are as follows:

(In millions of yen)
March 31, 2026
Deferred tax assets	107,275
Deferred tax liabilities	206
Deferred tax, net	107,069

Deferred tax assets which belong to each company in the Group that recorded losses as of March 31, 2025 were 12,772 million yen, while there were no such deferred tax assets as of March 31, 2026. The Group recognizes deferred tax assets to the extent that it is probable that future taxable profit will be available.

(2)
Deductible Temporary Differences and Carryforward of Unused Tax Losses for Which No Deferred Tax Asset is Recognized in the Group’s Consolidated Statements of Financial Position

Deductible temporary differences and carryforward of unused tax losses for which deferred tax assets are not recognized are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Deductible temporary differences	135,389	59,507
Carryforward of unused tax losses	141,868	20,350
Total	277,257	79,857

Breakdown of carryforward of unused tax losses by expiry date for which deferred tax assets are not recognized are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Within 1 year	315	1,529
Between 1 year and 2 years	887	—
Between 2 years and 3 years	1,529	1,559
Between 3 years and 4 years	—	1,882
Between 4 years and 5 years	—	1,829
5 years and after	139,137	13,551
Total	141,868	20,350

The Company and certain of its domestic subsidiaries apply the Japanese Group Relief System effective from the year ended March 31, 2024. However, the deductible temporary differences and carryforward of unused tax losses for which deferred tax assets are not recognized that are presented in the above table do not include the amounts related to local taxes (inhabitant tax and enterprise tax), which are not subject to the Japanese Group Relief System.

As of March 31, 2025 and 2026, the amounts of deductible temporary differences related to local taxes (inhabitant tax and enterprise tax) were 103,230 million yen and 20,194 million yen, and the amounts of carryforward of unused tax losses were 142,730 million yen and 23,268 million yen, respectively,

(3)
Taxable Temporary Differences Relating to Investments in Subsidiaries for which Deferred Tax Liabilities have not been Recognized

There were no material taxable temporary differences relating to investments in subsidiaries for which deferred tax liabilities have not been recognized as of March 31, 2025 and 2026.

(4)
Income Tax Expense (Benefit)

The components of income tax expense (benefit) are as follows:

		(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Current tax expense (1)	5,306	10,078	18,491
Deferred tax expense (benefit)	(4,465)	(14,274)	(56,356)
Changes related to origination and reversal of temporary differences (2)(3)	(4,628)	(13,095)	(57,017)
Changes in the tax rate (4)	163	(1,179)	661
Total	841	(4,196)	(37,865)

		(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Income tax recognized directly in equity	—	—	(460)
Income tax recognized in other comprehensive income	(521)	(1,501)	(1,751)

(1)
For the years ended March 31, 2024, 2025 and 2026, current tax expense includes benefits arising from tax losses and temporary differences of prior periods that had not previously been recognized. As a result, current tax expense decreased by nil, 37,159 million yen and 32,504 million yen, respectively.
(2)
For the year ended March 31, 2026, the Company reassessed the recoverability of its deferred tax assets in light of projections of future taxable profit. As a result, the Company recognized additional deferred tax assets relating to deductible temporary differences and carryforward of unused tax losses that had not been previously recognized. The basis for this conclusion is as follows:
•
It has become probable that taxable profit will be generated for two consecutive fiscal years at the end of the current fiscal year.
•
The unused tax losses resulted from identifiable causes that are unlikely to recur in the future.
•
Based on a critical assessment of historical performance and approved business plans for the next three years, the Company concluded that sufficient taxable profit is expected to be generated during the periods in which the carryforward of unused tax losses can be utilized.

For the years ended March 31, 2025 and 2026, deferred tax expense includes benefits arising from the recognition of deferred tax assets related to tax losses and temporary differences of prior periods following the reassessment of their recoverability. As a result, deferred tax expense decreased by 12,737 million yen and 57,536 million yen, respectively. No such benefits were recognized for the year ended March 31, 2024, as the recognition criteria for deferred tax assets were not met.

(3)
For details, refer to the changes in deferred tax assets and liabilities at the section (1) above.
(4)
Amendments to the Japanese tax regulations were enacted into law on March 31, 2025. As a result of these amendments, the Japanese statutory effective tax rate is scheduled to be increased from 31.46% to approximately 32.34% effective from the year ending March 31, 2027. The Group measured deferred tax assets and deferred tax liabilities at the tax rates that are expected to apply to the period when the assets are realized or the liabilities are settled.
(5)
Reconciliation of the Statutory Effective Tax Rate and the Actual Effective Tax Rate

The reconciliation of the statutory effective tax rate and the actual effective tax rate are as follows:

	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Japanese statutory effective tax rate (1)	31.46%	31.46%	31.46%
Permanent non-deductible items	877.15	(0.46)	(0.05)
Assessment of the recoverability of deferred tax assets	10,522.38	(41.39)	(79.80)
Additional taxable profit (2)	341.31	1.23	0.46
Change in tax rate (3)	1,441.10	(3.37)	0.83
Tax credits	(2,773.17)	(0.92)	(0.65)
Share of loss of investments accounted for using the equity method	—	0.49	0.05
Tax rate difference between subsidiaries	(989.88)	0.58	0.30
Other	(2,004.09)	0.38	0.04
Actual effective tax rate	7,446.26%	(12.00)%	(47.36)%

(1)
Japanese statutory effective tax rate is calculated based on corporate tax, inhabitant tax and enterprise tax applicable to the Group.
(2)
For added value component of the enterprise tax, there are certain additional taxable items such as employee benefit expenses that are included in taxable profit and loss carryforward cannot be utilized.
(3)
Due to tax reform enacted during the year ended March 31, 2024, a certain subsidiary will apply the size-based enterprise tax from the year ending March 31, 2027. Amendments to the Japanese tax regulations were enacted into law on March 31, 2025. As a result of these amendments, the Japanese statutory effective tax rate is scheduled to be increased from 31.46% to approximately 32.34% effective from the year ending March 31, 2027. The Group measured deferred tax assets and deferred tax liabilities at the tax rates that are expected to apply to the period when the assets are realized or the liabilities are settled.